Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) GW MW	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from the sale of property, plant and equipment	$ 2,285			$ 40,456
Property, plant, and equipment	7,763,436	$ 7,579,693	[1]	7,809,860
Cash disbursements	8,033	1,695,109		2,075,956
Capitalized interest expense	7,009	90,350		96,971
Capitalized personnel expenses in work-in-progress	42,339	43,161		47,183
Contractual commitments for the acquisition of property, plants and equipment	159,859	145,279		143,700
Property, plant and equipment pledged as security for liabilities	0	0		0
Impairment loss	35,458	36,242		8,363
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant, and equipment	920,872	2,287,718		2,818,207
Impairment loss	35,458	36,242
Networks, investments in operating plants and new projects under construction
Disclosure Of Property Plant And Equipment [Line Items]
Investment on property plant and equipment, maintenance to plants	920,872	2,287,718		2,818,207
Hydroelectric Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant, and equipment	$ 1,192,167	1,180,664		1,213,290
Installed capacity of power plant | MW	153
Hijuelas, Graneros, Maitencillo, Cabimas and Santa Elena Project
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant, and equipment	$ 31,508	32,460		0
Installed capacity of power plant | MW	30.4
Don Humberto, Don Humberto BESS, El Manzano BESS, La Cabaa BESS and Rihue BESS, Battery Storage Plant
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant, and equipment	$ 253,117
Installed capacity of power plant | GW	0.28
Distribution [Member] | Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant, and equipment	$ 258,563	178,058		$ 192,736
Enel Green Power Chile Group | Las Salinas Expansion Project
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	34,660	$ 36,242
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks	1,174,450				€ 1,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount	528,503				450
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount	$ 23,489				€ 20
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate	4.84%	5.49%		5.29%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate	6.92%	6.60%		6.08%

[1]	See Note 3.